Note 6 - Due to Related Parties (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Related Party Transactions [Table Text Block]
	November 30, 2012	November 30, 2011
	$	$
Promissory note payable to two directors and officers of the Company, unsecured 6% annual interest rate on the outstanding loan balance (i) (2012 - C$750,534; 2011 - C$774,330)	755,368	729,520
Note payable to an entity controlled by shareholders, officers and directors of the Company, unsecured, non-interest bearing with no fixed repayment terms. (2012 - C$28,167; 2011 - C$28,167)	28,349	27,606
	783,717	757,126